INVENTORIES - Rollforward of estimated losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Rollforward of estimated losses
Inventories pledged as collateral	R$ 0	R$ 0
Inventories
Rollforward of estimated losses
Beginning balance	(91,258)	(79,885)
Addition	(16,393)	(85,110)
Reversal	25,912	11,536
Write-off	23,590	62,201
Ending balance	(58,149)	(91,258)
Raw materials, additional estimated losses	6,911	38,136
Spare parts, additional estimated losses	8,865	21,184
Raw materials, write-off of inventory	20,157	47,231
Spare parts, write-off of inventory	R$ 3,213	R$ 9,529